Average Annual Total Returns{- Fidelity Asset Manager 30%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-14 - Fidelity Asset Manager 30%	Fidelity Advisor Asset Manager 30%: Class A Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 30%: Class A Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 30%: Class A Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 30%: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Asset Manager 30%: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Asset Manager 30%: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Asset Manager 30%: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Asset Manager 30%: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Asset Manager 30%: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Asset Manager 30%: Class M Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 30%: Class M Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 30%: Class M Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 30%: Class C Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 30%: Class C Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 30%: Class C Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 30%: Class I Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 30%: Class I Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 30%: Class I Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 30%: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 30%: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 30%: Class Z Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0593 Past 1 year	F0593 Past 5 years	F0593 Past 10 years
Total	6.55%	3.31%	4.87%	5.56%	2.37%	3.88%	4.15%	2.25%	3.53%	8.93%	3.52%	4.85%	11.30%	3.74%	4.69%	13.44%	4.80%	5.75%	13.47%		6.74%	[1]	8.72%	3.05%	3.75%	13.08%	4.80%	5.49%

[1]	(a)Since inception October 2, 2018.